SEGMENT INFORMATION (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total non-current assets	$ 254,293	$ 244,997
Canada
Disclosure of operating segments [line items]
Total non-current assets	253,587	243,854
Mexico
Disclosure of operating segments [line items]
Total non-current assets	252	334
USA
Disclosure of operating segments [line items]
Total non-current assets	$ 454	$ 809